SCHEDULE OF CHANGES IN DERIVATIVE LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative For Settlement Agreement
Beginning balance, derivative liability	$ 378,817
Issuance of derivative		308,862
Changes in fair value of derivative	643,519	69,955
Value of subordinate voting shares issued to co-owner	(830,452)
Ending balance, derivative liability	$ 191,884	$ 378,817